SUBSEQUENT EVENTS - Narrative (Details) $ / shares in Units, $ in Thousands									1 Months Ended		9 Months Ended		12 Months Ended	37 Months Ended
	Nov. 26, 2024 USD ($)	Nov. 20, 2024 $ / shares shares	Sep. 09, 2024 employee	Jul. 19, 2024 shares	Jul. 18, 2024 shares	Apr. 24, 2024 USD ($)	Apr. 23, 2024 $ / shares shares	Mar. 31, 2021 USD ($)	Nov. 30, 2024 USD ($)	Apr. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 23, 2024 USD ($) $ / shares shares	Jul. 17, 2024 shares	Apr. 22, 2024 shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Sep. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares
Subsequent Event [Line Items]
Common stock, shares authorized (in shares) | shares					50,000,000		20,000,000				50,000,000	20,000,000	20,000,000	20,000,000	20,000,000	200,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Proceeds from private placement, net of issuance costs											$ 239,095	$ 0
Preferred stock, par value (in dollars per share) | $ / shares											$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of employees eliminated | employee			20
Reduction in force (as a percent)			0.30
Series A Convertible Voting Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares											$ 0.0001		$ 0.0001
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares										$ 0.0001
Maximum ownership following conversion (more than) (as a percent)				9.99%						9.99%
Conversion of stock, shares issued (in shares) | shares				2,469,250
Conversion of stock, shares converted (in shares) | shares				35,275
Private Placement | Series A Convertible Voting Preferred Stock [Member]
Subsequent Event [Line Items]
Shares sold (in shares) | shares							240,000
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001							$ 0.0001
Sale of stock, gross						$ 240,000
Private Placement | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share | $ / shares							$ 1,000							$ 1,000
Conversion of stock, shares issued (in shares) | shares					16,800,000
Conversion of stock, shares converted (in shares) | shares					240,000
Related Party [Member] | License [Member] | Janssen Pharmaceuticals, Inc. [Member] | Upfront Payment [Member]
Subsequent Event [Line Items]
Payments related to collaborative agreement						85,000
Related Party [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member] | Janssen Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Payments related to collaborative agreement													$ 27,000	$ 27,000
Related Party [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member] | Janssen Pharmaceuticals, Inc. [Member] | Upfront Payment [Member]
Subsequent Event [Line Items]
Payments related to collaborative agreement								$ 27,000
Related Party [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member] | Janssen Pharmaceuticals, Inc. [Member] | Development, Regulatory, And Commercial Milestones [Member]
Subsequent Event [Line Items]
Collaborative agreement, potential transaction value								$ 695,000
Related Party [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member] | License [Member] | Janssen Pharmaceuticals, Inc. [Member] | Upfront Payment [Member]
Subsequent Event [Line Items]
Payments related to collaborative agreement						85,000
Related Party [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member] | License [Member] | Janssen Pharmaceuticals, Inc. [Member] | Development, Regulatory, And Commercial Milestones [Member]
Subsequent Event [Line Items]
Collaborative agreement, potential transaction value						150,000
Related Party [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member] | License [Member] | Janssen Pharmaceuticals, Inc. [Member] | Commercialization Milestone [Member]
Subsequent Event [Line Items]
Collaborative agreement, potential transaction value						$ 455,000
Subsequent event | Private Placement
Subsequent Event [Line Items]
Proceeds from private placement, net of issuance costs	$ 105,000
Sale of stock, gross									$ 105,000
Subsequent event | Private Placement | Common Stock
Subsequent Event [Line Items]
Shares sold (in shares) | shares		3,892,274
Sale of Stock, Price Per Share | $ / shares		$ 0.0001
Subsequent event | Private Placement | Common Stock | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share | $ / shares		$ 14.912
Subsequent event | Private Placement | Series A Convertible Voting Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of stock, gross										$ 240,000
Subsequent event | Pre Funded Warrants | Common Stock
Subsequent Event [Line Items]
Shares sold (in shares) | shares		3,149,035
Sale of Stock, Price Per Share | $ / shares		$ 14.9119
Warrant, Exercise Price, Increase | $ / shares		0.0001
Subsequent event | Pre Funded Warrants | Common Stock | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share | $ / shares		$ 14.912
Subsequent event | Beneficial Owner [Member]
Subsequent Event [Line Items]
Beneficial Ownership Service Term	61 days
Subsequent event | Maximum | Beneficial Owner [Member]
Subsequent Event [Line Items]
Percentage Of Beneficially Owner In The Company	19.99%
Subsequent event | Minimum | Beneficial Owner [Member]
Subsequent Event [Line Items]
Percentage Of Beneficially Owner In The Company	9.99%